Provision for tax, civil and labor risks (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provisions for tax

	Tax		Labor		Civil and other		Contingent liabilities (1)		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Beginning balance	399,675	400,101	526,710	628,767	358,304	357,013	130,848	131,751	1,415,537	1,517,632
Additions	100,454	116,269	359,512	408,903	55,734	59,302	-	-	515,700	584,474
Reversals	(66,405)	(86,165)	(240,152)	(332,819)	(48,480)	(67,826)	(38,016)	(903)	(393,053)	(487,713)
Payments	(164,104)	(75,249)	(270,771)	(311,047)	(43,045)	(41,064)	-	-	(477,920)	(427,360)
Interest	52,426	44,714	62,135	133,987	30,128	50,911	-	-	144,689	229,612
Exchange rate variation	(51)	5	(1,505)	(1,081)	(227)	(32)	-	-	(1,783)	(1,108)
Ending balance	321,995	399,675	435,929	526,710	352,414	358,304	92,832	130,848	1,203,170	1,415,537

Current									720,187	867,294
Non-current									482,983	548,243

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.